Borrowings - Weighted average interest rates (Details)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Weighted average interest rates of short-term borrowings	3.60%	3.70%	4.10%
Weighted average interest rates of long-term borrowings	4.90%	4.90%	4.60%